Pension and other post-retirement benefits - Fair Value of Investments by Asset Category (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	100.00%
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 454,641
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	75.00%
Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 338,946
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	25.00%
Debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 115,695
Other
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	0.00%
Other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0